Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	$ 6,598
Additions	968	$ 4,323
Amounts used during the period	(2,272)	(2,099)
Pension, Reversals	(1,034)	(92)
OCI	881	253
Ending balance	5,141	6,598
Non current provisions beginning balance	2,855
Non current provisions additions	410	314
Non current provisions OCI	745	263
Non current provisions Ending balance	4,010	2,855
Current provisions beginning balance	3,743
Current provisions additions	558	4,009
Current provisions Amounts used during period	(2,272)	(2,099)
Current provisions Reversals	(1,034)	(92)
Current provisions OCI	136	(10)
Current provisions Ending balance	1,131	3,743
Restated [member]
Disclosure of other provisions [line items]
Beginning balance	6,598	3,169
Ending balance		6,598
Non current provisions beginning balance	2,855	2,278
Non current provisions Ending balance		2,855
Current provisions beginning balance	3,743	891
Current provisions Ending balance		3,743
Reclassification [member]
Disclosure of other provisions [line items]
Beginning balance		1,043
Current provisions beginning balance		1,043
Pension [member]
Disclosure of other provisions [line items]
Beginning balance	2,855
Pension, Additions	410	314
OCI	745	263
Ending balance	4,010	2,855
Pension [member] | Restated [member]
Disclosure of other provisions [line items]
Beginning balance	2,855	2,278
Ending balance		2,855
Loss on Contract [member]
Disclosure of other provisions [line items]
Loss on contract, Beginning balance	272
Loss on contract, Additions		690
Loss on contract, Amounts used during the period	(272)	(1,461)
Loss on contract, OCI
Loss on contract, Ending balance		272
Loss on Contract [member] | Restated [member]
Disclosure of other provisions [line items]
Loss on contract, Beginning balance	272
Loss on contract, Ending balance		272
Loss on Contract [member] | Reclassification [member]
Disclosure of other provisions [line items]
Loss on contract, Beginning balance		1,043
Employee Litigation and Severance [member]
Disclosure of other provisions [line items]
Additions	200	700
Employee litigation and severance, Beginning balance	639
Employee litigation and severance, Additions	229	715
Employee litigation and severance, Amounts used during the period	(308)	(43)
Employee litigation and severance, Reversals	(49)	(75)
Employee litigation and severance, OCI	49	1
Employee litigation and severance, Ending balance	560	639
Employee Litigation and Severance [member] | Restated [member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance	639	41
Employee litigation and severance, Ending balance		639
Commercial litigation [member]
Disclosure of other provisions [line items]
Additions	300
Commercial litigation, Beginning balance	2,832
Commercial litigation, Additions	329	2,604
Commercial litigation, Amounts used during the period	(1,692)	(595)
Commercial litigation, Reversals	(985)	(17)
Commercial litigation, OCI	86	(11)
Commercial litigation, Ending balance	571	2,832
Commercial litigation [member] | Restated [member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	$ 2,832	850
Commercial litigation, Ending balance		$ 2,832